Schedule of inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Raw materials	$ 490	$ 585
Work in progress	376	620
Finished goods	233	102
Inventories	$ 1,099	$ 1,307